As filed with the SEC on March 24, 2022.	Registration Nos. 333-148815 811-07273
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ___ ☐
Post-Effective Amendment No. 20 ☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 93 ☑

(Check appropriate box or boxes.)
SEPARATE ACCOUNT VL II OF TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE CO.
(Exact Name of Registrant)
TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
(Name of Depositor)
1 Griffin Road North
Windsor, Connecticut 06095
800-231-5453
(Address and telephone number of principal executive offices)
_________________
William J. Evers
Vice President and Corporate Counsel
The Prudential Insurance Company of America
213 Washington Street
Newark, New Jersey 07102
(Name and address of agent for service)
_________________

Approximate Date of Proposed Public Offering: ___

It is proposed that this filing will become effective (check appropriate space):

□ immediately upon filing pursuant to paragraph (b) of Rule 485
☑ on April 22, 2022, pursuant to paragraph (b) of Rule 485
□ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
□ on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
☑ This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Explanatory Note

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 20 to the Registration Statement on Form N-6 (File No. 333-148815) of Talcott Resolution Life and Annuity Insurance Company and Separate Account VL II of Talcott Resolution Life and Annuity Insurance Company is to delay the effective date of Post-Effective Amendment No. 15 to April 22, 2022. Post-Effective Amendment No. 15 was filed with the Securities and Exchange Commission on October 5, 2021, for the purpose of modifying this registration statement to conform with the requirements of new Form N-6 under Rule 498a. We will make a filing pursuant to Rule 485(b) at a future date which incorporates all staff comments and any required missing information or items.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey on this 24th day of March, 2022.

Separate Account VL II of Talcott Resolution Life and Annuity Insurance Company
(Depositor on behalf of the Registrant)

By:	Peter F. Sannizzaro*	*By:	/s/ William J. Evers
	Peter F. Sannizzaro,		William J. Evers
	President, Chief Executive Officer, and Director*		Vice President and Corporate Counsel
Talcott Resolution Life and Annuity Insurance Company
(Depositor)

By:	Peter F. Sannizzaro*
Peter F. Sannizzaro,
President, Chief Executive Officer, and Director*

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 20 to the Registration Statement has been signed below by the following persons in the capacities indicated on this 24th day of March, 2022.

Signature and Title

/s/ *
Peter F. Sannizzaro
President, Chief Executive Officer, and Director

/s/ *
Matthew J. Poznar	*By:	/s/ William J. Evers
Senior Vice President, Chief Investment Officer, and Director		William J. Evers
Vice President and Corporate Counsel
/s/ *
Robert R. Siracusa
Vice President, Chief Financial Officer, Director